Related Party Transactions Disclosure of related party (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of related party [Abstract]
Disclosure of information about key management personnel
Key management personnel compensation is comprised of:

	2023	2022
Short-term employee benefits (1)	$9.9	$11.7
Post-employment benefits (2)	1.3	1.0
Share-based payments (3)	4.4	2.3
	$15.6	$15.0
(1)Includes annual salary and short-term incentives, RSUs, and PSUs paid by the Company.
(2)Includes annual contributions to retirement savings plans made by the Company.
(3)Includes annual stock option and compensation shares.